Payable To Investors of Consolidated Structured Entities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Payable To Investors of Consolidated Structured Entities [Abstract]
Summary of Payable To Investors of Consolidated Structured Entities

	As of December 31,
	2022	2023
	RMB’000	RMB’000
Payable to investors of consolidated trust plans	177,102,034	80,735,220
Payable to other funding partners	—	2,482,958
Payable to investors of consolidated wealth management plans	45,692	46,560

	177,147,726	83,264,738